Related party transactions - Amounts due to and from related parties (Details) - CAD ($)	May 31, 2024	Aug. 31, 2023
Disclosure of transactions between related parties [line items]
Share subscription receivable	$ 39,200	$ 39,200
Amounts due to related parties included in trade and other payable	179,601	62,274
9335-1427 Quebec Inc
Disclosure of transactions between related parties [line items]
Share subscription receivable	25,000	25,000
Alexandre Mongeon
Disclosure of transactions between related parties [line items]
Share subscription receivable	14,200	14,200
Current advances to related party	17,284	20,135
Amounts due to related parties included in trade and other payable	10,769	19,384
Patrick Bobby
Disclosure of transactions between related parties [line items]
Amounts due to related parties included in trade and other payable		13,847
Xavier Montagne
Disclosure of transactions between related parties [line items]
Amounts due to related parties included in trade and other payable	5,808	10,454
Raffi Sossoyan
Disclosure of transactions between related parties [line items]
Amounts due to related parties included in trade and other payable	5,750
Kulwant Sandher
Disclosure of transactions between related parties [line items]
Amounts due to related parties included in trade and other payable		8,654
California Electric Boat Company Inc.
Disclosure of transactions between related parties [line items]
Amounts due to related parties included in trade and other payable	96,027
Mac Engineering, SASU
Disclosure of transactions between related parties [line items]
Amounts due to related parties included in trade and other payable	$ 61,247	$ 9,935